Shareholder Report, Holdings (Details) - C000226945	Mar. 31, 2025
MicroStrategy8603671
Holdings [Line Items]
Percent of Total Investments	11.90%
Coinbase Global8603664
Holdings [Line Items]
Percent of Total Investments	9.40%
MARA Holdings8603668
Holdings [Line Items]
Percent of Total Investments	8.50%
Core Scientific8603665
Holdings [Line Items]
Percent of Total Investments	5.00%
Riot Platforms8603674
Holdings [Line Items]
Percent of Total Investments	4.50%
Galaxy Digital Holdings8603648
Holdings [Line Items]
Percent of Total Investments	4.30%
Iris Energy8603667
Holdings [Line Items]
Percent of Total Investments	4.20%
Bitdeer Technologies Group8603658
Holdings [Line Items]
Percent of Total Investments	4.20%
Cleanspark8603662
Holdings [Line Items]
Percent of Total Investments	4.10%
Applied Digital8603656
Holdings [Line Items]
Percent of Total Investments	4.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	61.90%